RECURRING FAIR VALUE MEASUREMENTS - Change in the Fair Value of the assets and liabilities (Details) - PRIVETERRA ACQUISITION CORP. - Level 3 - USD ($)	3 Months Ended				11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value at, Beginning balance	$ 306,611	$ 250,239	$ 1,591,920	$ 2,692,800	$ 18,028,933	$ 2,692,800
Public Warrants reclassified to level 1					(9,200,000)
Issuance of Private Placement Warrants upon conversion of Working Capital Loans					68,000
Change in fair value	202,114	56,372	(793,893)	(1,100,880)	(6,204,133)	(2,442,561)
Fair value at, Ending balance	$ 508,725	$ 306,611	$ 798,027	$ 1,591,920	$ 2,692,800	$ 250,239